Lease	12 Months Ended
Dec. 31, 2020
Lease
Lease

12.  Lease

The Group as a lessee

The Group has lease contracts for hospital and office buildings, vehicles, medical equipment used in its operations. Leases of buildings generally have lease contract terms between 2 and 20 years. Leases of medical equipment generally have lease contract terms between 1.3 and 5 years. Vehicles generally have lease terms of 12 months or less and/or is individually of low value except for one vehicle lease contract with lease term of 1.1 years. Generally, the Group is restricted from assigning and subleasing the leased assets outside the Group. The Group has no lease contract that includes extension or termination options. There is a lease contract that includes variable lease payments, which is further discussed below.

(a)	Right-of-use assets

The carrying amounts of the Group’s right-of-use assets and the movements during the periods are as follows:

		Medical
	Buildings	equipment	Vehicle	Total
As at 1 January 2019 (Predecessor)	1,776,102	—	—	1,776,102
Additions	23,531	—	—	23,531
Fair value adjustment arising from the Business Combination	112,814	—	—	112,814
Revision of lease terms arising from changes in the non-cancellable period of leases	5,351	—	—	5,351
Depreciation charge	(144,791)	—	—	(144,791)
As at 31 December 2019 and 1 January 2020 (Successor)	1,773,007	—	—	1,773,007
Additions	68,111	1,897	516	70,524
Revision of lease terms arising from changes in the non-cancellable period of leases	(34,555)	(229)	—	(34,784)
Depreciation charge	(156,039)	(554)	(406)	(156,999)
As at 31 December 2020 (Successor)	1,650,524	1,114	110	1,651,748

(b)	Lease liabilities

The carrying amount of the Group’s lease liabilities and the movements during the periods are as follows:

	2020	2019
Carrying amount at 1 January	1,751,703	1,815,187
New leases	70,473	23,531
Revision of lease terms arising from changes in the non-cancellable period of leases	(36,600)	5,262
Accretion of interest recognized during the period	102,382	106,239
Payments	(196,229)	(177,566)
COVID-19 related rent concessions from lessors	(6,846)	—
Accrued but unpaid rent	(132)	(20,950)
Carrying amount at 31 December	1,684,751	1,751,703
Analyzed into:
Current portion	89,181	90,521
Non-current portion	1,595,570	1,661,182

The maturity analysis of lease liabilities is disclosed in Note 28 to the financial statements.

As disclosed in note 2.2 to the financial statements, the Group has early adopted the amendment to IFRS 16 and applied the practical expedient to all eligible rent concessions granted by the lessors for leases of certain buildings during the year.

(c)	The amounts recognized in profit or loss in relation to leases are as follows:

	Year ended 31	Period from	Period from
	December	19 December to	1 January to
	2020	31 December 2019	18 December 2019
	Successor (NFH)		Predecessor (HHH)
Interest on lease liabilities	102,382	3,716	102,523
Depreciation charge of right-of-use assets	156,999	5,329	139,462
Expense relating to short-term leases (included in lease and rental expenses)	8,361	730	12,533
Expense relating to leases of low-value assets (included in lease and rental expenses)	993	9	634
COVID-19 related rent concessions from lessors	(6,846)	—	—
Total amount recognized in profit or loss	261,889	9,784	255,152

(d)	Variable lease payments

The Group has a lease contract for a hospital building that contains variable rent based on the net income (if any) of a subsidiary of the Group, in addition to minimum annual rental payments. Management’s objective is to align the lease expense with the net income earned. As this hospital is still loss making during the periods presented, only the minimum payments have been paid. The following provides information on the Group’s variable and minimum lease payments, including the magnitude in relation to fixed payments:

	Year ended 31	Period from	Period from
	December	19 December to	1 January to
	2020	31 December 2019	18 December 2019
	Successor (NFH)		Predecessor (HHH)
Fixed rent	183,075	9,702	147,864
COVID-19 related rent concessions from lessors	(6,846)	—	—
Variable rent with minimum payment	20,000	—	20,000
	196,229	9,702	167,864

(e)	The total cash outflow for lease is disclosed in Note 24(c) to the financial statements.